SHARE-BASED COMPENSATION - Summary of assumptions used to estimate fair values of share options granted (Detail) - $ / shares	1 Months Ended
	Jul. 31, 2017	Oct. 31, 2016	Apr. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free rate of return	3.21%	3.18%	3.18%
Contractual life of option	8 years 4 months 24 days	10 years	10 years
Estimated volatility rate	35.00%	37.00%	37.00%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$ 0.05	$ 0.04	$ 0.03